Stock-based Compensation - Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operations and Comprehensive Loss (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 2,379	$ 1,923	$ 4,218	$ 3,930
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	604	715	1,400	1,394
Research and development, net
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	966	421	1,183	162
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 809	$ 787	$ 1,636	$ 2,374